Assets pledged and collateral	6 Months Ended
Jun. 30, 2022
Assets pledged and collateral
32 Assets pledged and collateral
The Group pledges assets mainly for repurchase agreements and other securities financing. Certain pledged assets may be encumbered, meaning they have the right to be sold or repledged. The encumbered assets are disclosed on the consolidated balance sheet.
Assets pledged
end of	2Q22	4Q21
CHF million
Total assets pledged or assigned as collateral	75,638	88,721
of which encumbered	34,424	39,105
Collateral
The Group receives cash and securities in connection with resale agreements, securities borrowing and loans, derivative transactions and margined broker loans. A significant portion of the collateral and securities received by the Group was sold or repledged in connection with repurchase agreements, securities sold not yet purchased, securities borrowings and loans, pledges to clearing organizations, segregation requirements under securities laws and regulations, derivative transactions and bank loans.
Collateral
end of	2Q22	4Q21
CHF million
Fair value of collateral received with the right to sell or repledge	245,276	289,898
of which sold or repledged	101,330	144,747

Bank
Assets pledged and collateral
31 Assets pledged and collateral
> Refer to “Note 32 – Assets pledged and collateral” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q22 and to ”Note 36 – Assets pledged and collateral” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2021 for further information.
Assets pledged
end of	6M22	2021
CHF million
Total assets pledged or assigned as collateral	75,638	88,721
of which encumbered	34,424	39,105
Collateral
end of	6M22	2021
CHF million
Fair value of collateral received with the right to sell or repledge	245,276	289,898
of which sold or repledged	101,330	144,747